INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 13 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss, and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The U.S. federal income tax rate of 21% is being used as the effective tax rate. The Company filed an extension for Federal Income taxes for the year ended December 31, 2025 and the Federal corporate tax return for 2024 has not been filed as of June 22, 2026.

Income taxes consist of the following components as of:

	Three months ended March 31, 2026	Three months ended March 31, 2025
Federal income tax benefit attributable to:
Current Operations	$170,692	$271,880
Less: Valuation allowance	(170,692)	(271,880)
Net provision for Federal income taxes	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the periods ended March 31, 2026 and December 31, 2025, due to the following:

	March 31, 2026	December 31, 2025
Deferred tax asset attributable to:
Net operating loss carryover	$4,147,367	$3,976,675
Less: Valuation allowance	(4,147,367)	(3,976,675)
Net deferred tax asset	$—	$—

At March 31, 2026 and December 31, 2025, the Company had net operating loss carry forwards of $19,749,369 and $18,936,548, respectively. In addition, there was an increase of $170,692 in valuation allowance for the first three months of 2026.

Net operating losses generated in tax years beginning after December 31, 2017 may be carried forward indefinitely, subject to applicable limitations, including the limitation that such losses may generally offset no more than 80% of taxable income in future taxable years. No tax benefit has been reported in December 2025 and 2024 unaudited consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Utilization of the Company’s net operating loss carryforwards may be subject to annual limitations under Section 382 of the Internal Revenue Code if the Company has experienced, or experiences in the future, an ownership change. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.

NOTE 13 – INCOME TAXES

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss, and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment. The U.S. federal income tax rate of 21% is being used as the effective tax rate. The Company filed an extension for Federal Income taxes for the year ended December 31, 2025 and the federal corporate tax return for 2024 has not been filed as of May 19, 2026.

Income taxes consist of the following components as of:

	December 31, 2025	December 31, 2024
Federal income tax benefit attributable to:
Current Operations	$1,270,465	$1,294,226
Less: Valuation Allowance	(1,270,465)	(1,294,226)
Net provision for Federal income taxes	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal income tax rate to pretax income from continuing operations for the years ended December 31, 2025 and 2025, due to the following:

	December 31, 2025	December 31, 2024
Deferred tax asset attributable to:
Net operating loss carryover	$3,976,675	$2,706,210
Less: Valuation Allowance	(3,976,675)	(2,706,210)
Net deferred tax asset	$—	$—

At December 31, 2025, the Company had a total net operating loss carry forwards of $18,936,548 which would result in a deferred tax asset of $3,976,675, an increase of $1,270,465 from 2024. At December 31, 2024, the Company had net operating loss carry forwards of $12,886,715 which would result in a deferred tax asset of $2,706,210, an increase of $1,294,226 from 2023. Net operating losses generated in tax years beginning after December 31, 2017 may be carried forward indefinitely, subject to applicable limitations, including the limitation that such losses may generally offset no more than 80% of taxable income in future taxable years. No tax benefit has been reported in December 2025 and 2024 consolidated financial statements since the potential tax benefit is offset by a valuation allowance of the same amount.

Utilization of the Company’s net operating loss carryforwards may be subject to annual limitations under Section 382 of the Internal Revenue Code if the Company has experienced, or experiences in the future, an ownership change. Should a change in ownership occur, net operating loss carry forwards may be limited as to use in future years.